Earnings Per Share (Tables)	12 Months Ended
Jan. 01, 2012
Earnings Per Share [Abstract]
Reconciliation of basic net earnings per share to diluted net earnings per share

(In Millions Except Per Share Data)	2011	2010	2009
Basic net earnings per share	$3.54	4.85	4.45
Average shares outstanding — basic	2,736.0	2,751.4	2,759.5
Potential shares exercisable under stock option plans	158.3	156.1	118.0
Less: shares repurchased under treasury stock method	(122.6)	(122.3)	(92.0)
Convertible debt shares	3.6	3.6	3.6

Adjusted average shares outstanding — diluted	2,775.3	2,788.8	2,789.1
Diluted net earnings per share	$3.49	4.78	4.40